As filed with the Securities and Exchange Commission on October 28, 2013

File Nos.
333-189667
811-22641

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No. __	( )
Post-Effective Amendment No. 2	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

Amendment No. 11	(X)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway
San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this filing relates solely to the Franklin K2 Alternative Strategies Fund, a series of the Registrant. Information relating to other series of the Registrant is not amended or superseded hereby.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and State of California on this 28th day of October, 2013.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
(Registrant)

By:	/s/	Steven J. Gray
Steven J. Gray
Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ William Yun	*	President and Chief Executive Officer –	October 28, 2013
William Yun		Investment Management

Laura F. Fergerson	*	Chief Executive Officer – Finance and	October 28, 2013
Laura F. Fergerson		Administration

Robert G. Kubilis	*	Chief Financial Officer and Chief Accounting	October 28, 2013
Robert G. Kubilis		Officer

Edward I. Altman	*	Trustee	October 28, 2013
Edward I. Altman

Ann Torre Bates	*	Trustee	October 28, 2013
Ann Torre Bates

Burton J. Greenwald	*	Trustee	October 28, 2013
Burton J. Greenwald

Gregory E. Johnson	*	Trustee	October 28, 2013
Gregory E. Johnson

Peter A. Langerman	*	Trustee	October 28, 2013
Peter A. Langerman

Keith E. Mitchell	*	Trustee	October 28, 2013
Keith E. Mitchell

Charles Rubens, II	*	Trustee	October 28, 2013
Charles Rubens, II

Jan Hopkins Trachtman	*	Trustee	October 28, 2013
Jan Hopkins Trachtman

Robert E. Wade	*	Trustee	October 28, 2013
Robert E. Wade

*By:	/s/ Steven J. Gray
Steven J. Gray
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Franklin Alternative Strategies Funds N-1A)

Exhibit No.	Exhibit
EX-1-101.INS	XBRL Instance Document

EX-1-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-1-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-1-101.PRE	XBRL Taxonomy Extension Presentation Linkbase